Other Non-Operating Expense, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Gain on sale of business	$ (278)	$ 0	$ 0
DDI / Benson Matter provision	270	0	0
Loss on extinguishment of debt	13	92	28
Other expense, net	2	6	5
Total other non-operating expense, net	$ 7	$ 98	$ 33